UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03587

Fidelity Financial Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2022

Item 1.

Reports to Stockholders

Fidelity® Convertible Securities Fund

Semi-Annual Report

May 31, 2022

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Investments as of May 31, 2022

(excluding cash equivalents)	% of fund's net assets
DHT Holdings, Inc.	2.5
Bank of America Corp. 7.25%	2.2
Wells Fargo & Co. 7.50%	2.2
Broadcom, Inc. Series A, 8.00%	2.1
Euronav NV	1.4
NextEra Energy, Inc. 4.872%	1.3
Babcock & Wilcox Enterprises, Inc.	1.2
Wheaton Precious Metals Corp.	1.2
Boston Scientific Corp. Series A, 5.50%	1.1
Danaher Corp. Series B, 5.00%	1.1
16.3

Market Sectors as of May 31, 2022

% of fund's net assets
Information Technology	25.4
Industrials	11.6
Communication Services	10.2
Health Care	9.9
Consumer Discretionary	9.7
Energy	7.7
Utilities	5.7
Financials	5.5
Materials	3.4
Real Estate	2.6
Consumer Staples	1.9

Asset Allocation (% of fund's net assets)

As of May 31, 2022*
Convertible Securities	80.5%
Stocks	9.8%
Nonconvertible Bonds	3.3%
Short-Term Investments and Net Other Assets (Liabilities)	6.4%

 * Foreign investments - 10.9%

Geographic Diversification (% of fund's net assets)

As of May 31, 2022
United States of America*	89.1%
Marshall Islands	3.2%
Canada	2.0%
Belgium	1.4%
Bailiwick of Guernsey	0.9%
Australia	0.8%
Liberia	0.7%
Bermuda	0.5%
Israel	0.6%
Other	0.8%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Schedule of Investments May 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 65.2%
		Principal Amount (000s)(a)	Value (000s)
Convertible Bonds - 61.9%
COMMUNICATION SERVICES - 8.2%
Diversified Telecommunication Services - 0.0%
Bandwidth, Inc. 0.25% 3/1/26		$185	$131
Radius Global Infrastructure, Inc. 2.5% 9/15/26 (b)		264	253
			384
Entertainment - 1.7%
Liberty Media Corp. 0.5% 12/1/50 (b)		1,721	2,085
Live Nation Entertainment, Inc.:
2% 2/15/25		247	279
2.5% 3/15/23		3,626	5,273
Spotify U.S.A., Inc. 0% 3/15/26		2,910	2,357
World Wrestling Entertainment, Inc. 3.375% 12/15/23		3,600	9,765
Zynga, Inc.:
0% 12/15/26		5,479	5,466
0.25% 6/1/24		3,904	4,584
			29,809
Interactive Media & Services - 3.5%
Eventbrite, Inc. 5% 12/1/25		2,635	3,261
fuboTV, Inc. 3.25% 2/15/26		1,439	424
IAC FinanceCo 2, Inc. 0.875% 6/15/26 (b)		3,612	4,098
IAC FinanceCo 3, Inc. 2% 1/15/30 (b)		3,607	4,303
IAC FinanceCo, Inc. 0.875% 10/1/22 (b)		2,642	4,701
Liberty TripAdvisor Holdings, Inc. 0.5% 6/30/51 (b)		4,387	3,222
Snap, Inc.:
0% 5/1/27		10,175	7,457
0.125% 3/1/28 (b)		8,200	5,986
0.25% 5/1/25		1,937	1,935
0.75% 8/1/26		4,240	4,223
TripAdvisor, Inc. 0.25% 4/1/26		1,885	1,494
Twitter, Inc.:
0% 3/15/26		4,940	4,458
0.25% 6/15/24		16,251	16,218
Ziff Davis, Inc. 1.75% 11/1/26 (b)		188	186
			61,966
Media - 3.0%
Cable One, Inc. 0% 3/15/26		262	221
DISH Network Corp.:
0% 12/15/25		12,736	10,135
2.375% 3/15/24		11,099	10,100
3.375% 8/15/26		19,497	14,698
Gannett Co., Inc. 4.75% 4/15/24		1,450	1,197
Grizzly Merger Sub 1 LLC 1.75% 9/30/46 (b)		4,323	6,031
Liberty Broadband Corp.:
1.25% 9/30/50 (b)		210	198
2.75% 9/30/50 (b)		210	204
Liberty Interactive LLC 1.75% 9/30/46 (b)		1,748	2,618
Liberty Media Corp.:
1% 1/30/23		1,735	2,938
1.375% 10/15/23		193	245
Magnite, Inc. 0.25% 3/15/26		6,345	4,743
TechTarget, Inc.:
0% 12/15/26 (b)		260	215
0.125% 12/15/25		935	1,134
			54,677
TOTAL COMMUNICATION SERVICES			146,836
CONSUMER DISCRETIONARY - 8.0%
Auto Components - 0.8%
LCI Industries 1.125% 5/15/26		5,010	4,669
Patrick Industries, Inc.:
1% 2/1/23		4,101	4,111
1.75% 12/1/28 (b)		6,423	5,592
			14,372
Automobiles - 1.0%
Arrival SA 3.5% 12/1/26 (b)		3,273	1,481
Fisker, Inc. 2.5% 9/15/26 (b)		200	134
Ford Motor Co. 0% 3/15/26		15,593	16,248
Lucid Group, Inc. 1.25% 12/15/26 (b)		260	175
			18,038
Diversified Consumer Services - 0.5%
2U, Inc. 2.25% 5/1/25		6,178	4,760
Chegg, Inc.:
0% 9/1/26		3,627	2,757
0.125% 3/15/25		2,511	2,187
			9,704
Hotels, Restaurants & Leisure - 3.0%
Airbnb, Inc. 0% 3/15/26		5,709	5,041
Booking Holdings, Inc. 0.75% 5/1/25		3,463	4,861
Carnival Corp. 5.75% 4/1/23		3,554	5,338
Cracker Barrel Old Country Store, Inc. 0.625% 6/15/26 (b)		5,609	4,754
DraftKings, Inc. 0% 3/15/28		8,386	5,178
Expedia, Inc. 0% 2/15/26		225	228
Marriott Vacations Worldwide Corp.:
0% 1/15/26		200	206
1.5% 9/15/22		181	193
NCL Corp. Ltd.:
1.125% 2/15/27 (b)		5,700	4,355
2.5% 2/15/27 (b)		4,879	3,928
5.375% 8/1/25		2,450	2,846
Penn National Gaming, Inc. 2.75% 5/15/26		1,889	2,965
Royal Caribbean Cruises Ltd.:
2.875% 11/15/23		3,504	3,537
4.25% 6/15/23		8,053	8,578
Shake Shack, Inc. 0% 3/1/28		2,206	1,520
The Cheesecake Factory, Inc. 0.375% 6/15/26		1,020	827
Vail Resorts, Inc. 0% 1/1/26		200	185
			54,540
Internet & Direct Marketing Retail - 1.3%
Etsy, Inc.:
0.125% 10/1/26		6,572	7,857
0.125% 9/1/27		4,502	3,734
0.25% 6/15/28 (b)		210	164
The RealReal, Inc.:
1% 3/1/28		9,321	4,975
3% 6/15/25		4,447	2,778
Wayfair LLC:
0.625% 10/1/25		2,705	1,935
1.125% 11/1/24		120	105
Xometry, Inc. 1% 2/1/27 (b)		1,400	1,200
			22,748
Leisure Products - 0.9%
Callaway Golf Co. 2.75% 5/1/26		3,690	5,254
Peloton Interactive, Inc. 0% 2/15/26		16,908	11,455
			16,709
Specialty Retail - 0.4%
American Eagle Outfitters, Inc. 3.75% 4/15/25		81	128
Burlington Stores, Inc. 2.25% 4/15/25		190	206
Dick's Sporting Goods, Inc. 3.25% 4/15/25		1,132	2,868
National Vision Holdings, Inc. 2.5% 5/15/25		2,667	3,020
			6,222
Textiles, Apparel & Luxury Goods - 0.1%
Marathon Digital Holdings, Inc. 1% 12/1/26 (b)		2,144	839
TOTAL CONSUMER DISCRETIONARY			143,172
CONSUMER STAPLES - 1.2%
Food & Staples Retailing - 0.1%
Chefs' Warehouse Holdings 1.875% 12/1/24		2,000	2,177
Food Products - 0.4%
Beyond Meat, Inc. 0% 3/15/27		18,884	7,382
Tobacco - 0.7%
Turning Point Brands, Inc. 2.5% 7/15/24		12,759	11,752
TOTAL CONSUMER STAPLES			21,311
ENERGY - 2.2%
Energy Equipment & Services - 0.0%
Vantage Drilling Co. 0% 7/15/43 (b)(c)(d)		20,000	451
Oil, Gas & Consumable Fuels - 2.2%
Antero Resources Corp. 4.25% 9/1/26		466	4,575
Arch Resources, Inc. 5.25% 11/15/25		580	2,387
CNX Resources Corp. 2.25% 5/1/26		3,121	5,635
EQT Corp. 1.75% 5/1/26		3,689	11,897
Pioneer Natural Resources Co. 0.25% 5/15/25		5,325	14,378
			38,872
TOTAL ENERGY			39,323
FINANCIALS - 0.7%
Capital Markets - 0.3%
Coinbase Global, Inc. 0.5% 6/1/26 (b)		7,348	5,151
Consumer Finance - 0.4%
LendingTree, Inc. 0.5% 7/15/25		2,400	1,776
SoFi Technologies, Inc. 0% 10/15/26 (b)		6,967	4,870
Upstart Holdings, Inc. 0.25% 8/15/26 (b)		238	150
			6,796
Insurance - 0.0%
HCI Group, Inc. 4.75% 6/1/42 (b)		200	204
Mortgage Real Estate Investment Trusts - 0.0%
Arbor Realty Trust, Inc. 4.75% 11/1/22		180	181
Blackstone Mortgage Trust, Inc. 5.5% 3/15/27		200	195
HAT Holdings I LLC/HAT Holdings II LLC 0% 5/1/25 (b)		200	195
			571
TOTAL FINANCIALS			12,722
HEALTH CARE - 6.6%
Biotechnology - 1.7%
Coherus BioSciences, Inc. 1.5% 4/15/26		205	143
Cytokinetics, Inc. 4% 11/15/26		270	1,058
Dynavax Technologies Corp. 2.5% 5/15/26		200	284
Exact Sciences Corp.:
0.375% 3/15/27		3,607	2,897
0.375% 3/1/28		4,842	3,628
1% 1/15/25		3,416	3,421
Global Blood Therapeutics, Inc. 1.875% 12/15/28 (b)		8,620	8,749
Insmed, Inc. 0.75% 6/1/28		200	166
Natera, Inc. 2.25% 5/1/27		1,392	1,744
Neurocrine Biosciences, Inc. 2.25% 5/15/24		1,754	2,268
Sarepta Therapeutics, Inc. 1.5% 11/15/24		4,900	6,094
			30,452
Health Care Equipment & Supplies - 3.1%
CONMED Corp. 2.625% 2/1/24		1,646	2,287
CryoPort, Inc. 0.75% 12/1/26 (b)		4,273	3,226
DexCom, Inc.:
0.25% 11/15/25		7,612	7,154
0.75% 12/1/23		4,162	7,592
Envista Holdings Corp. 2.375% 6/1/25		4,242	8,936
Glaukos Corp. 2.75% 6/15/27		3,385	3,789
Haemonetics Corp. 0% 3/1/26		270	216
Insulet Corp. 0.375% 9/1/26		4,831	5,499
Integra LifeSciences Holdings Corp. 0.5% 8/15/25		230	237
LivaNova U.S.A., Inc. 3% 12/15/25		4,024	5,356
Mesa Laboratories, Inc. 1.375% 8/15/25		1,437	1,374
Nevro Corp. 2.75% 4/1/25		1,023	916
Novocure Ltd. 0% 11/1/25		200	178
Omnicell, Inc. 0.25% 9/15/25		2,491	3,105
Tandem Diabetes Care, Inc. 1.5% 5/1/25 (b)		5,947	5,718
Varex Imaging Corp. 4% 6/1/25		190	247
			55,830
Health Care Providers & Services - 1.3%
1Life Healthcare, Inc. 3% 6/15/25		4,349	3,584
Accolade, Inc. 0.5% 4/1/26		8,141	5,163
Brookdale Senior Living, Inc. 2% 10/15/26 (b)		5,633	5,788
Guardant Health, Inc. 0% 11/15/27		7,635	5,039
Oak Street Health, Inc. 0% 3/15/26		4,975	3,567
			23,141
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. 0.875% 1/1/27		900	1,263
Health Catalyst, Inc. 2.5% 4/15/25		1,647	1,459
Teladoc Health, Inc. 1.25% 6/1/27		1,179	908
			3,630
Life Sciences Tools & Services - 0.3%
Illumina, Inc. 0% 8/15/23		179	174
Inotiv, Inc. 3.25% 10/15/27 (b)		220	154
Nanostring Technologies, Inc. 2.625% 3/1/25		1,826	1,565
NeoGenomics, Inc. 1.25% 5/1/25		750	625
Repligen Corp. 0.375% 7/15/24		2,430	3,733
			6,251
Pharmaceuticals - 0.0%
Innoviva, Inc. 2.125% 3/15/28 (b)		200	176
TOTAL HEALTH CARE			119,480
INDUSTRIALS - 7.9%
Aerospace & Defense - 1.1%
Aerojet Rocketdyne Holdings, Inc. 2.25% 12/15/23		6,807	10,592
Parsons Corp. 0.25% 8/15/25		9,251	9,463
Virgin Galactic Holdings, Inc. 2.5% 2/1/27 (b)		253	181
			20,236
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. 1.125% 10/15/24		2,096	2,322
Atlas Air Worldwide Holdings, Inc. 1.875% 6/1/24		2,880	3,652
			5,974
Airlines - 1.9%
American Airlines Group, Inc. 6.5% 7/1/25		6,675	8,933
JetBlue Airways Corp. 0.5% 4/1/26		8,341	6,589
Southwest Airlines Co. 1.25% 5/1/25		13,260	18,113
			33,635
Construction & Engineering - 0.4%
Granite Construction, Inc. 2.75% 11/1/24		5,766	6,755
Electrical Equipment - 1.3%
Array Technologies, Inc. 1% 12/1/28 (b)		9,439	6,603
Bloom Energy Corp. 2.5% 8/15/25		3,722	4,763
Plug Power, Inc. 3.75% 6/1/25		1,435	5,452
Stem, Inc. 0.5% 12/1/28 (b)		7,334	4,367
Sunrun, Inc. 0% 2/1/26		3,651	2,643
			23,828
Machinery - 1.7%
Chart Industries, Inc. 1% 11/15/24 (b)		1,898	5,730
Desktop Metal, Inc. 6% 5/15/27 (b)		1,250	1,629
John Bean Technologies Corp. 0.25% 5/15/26		9,247	8,905
Middleby Corp. 1% 9/1/25		4,330	5,535
The Greenbrier Companies, Inc. 2.875% 4/15/28		8,820	8,798
			30,597
Professional Services - 0.8%
FTI Consulting, Inc. 2% 8/15/23		2,604	4,380
KBR, Inc. 2.5% 11/1/23		4,804	9,500
Upwork, Inc. 0.25% 8/15/26 (b)		210	159
			14,039
Road & Rail - 0.0%
Lyft, Inc. 1.5% 5/15/25		172	157
Uber Technologies, Inc. 0% 12/15/25		200	170
			327
Transportation Infrastructure - 0.4%
Seaspan Corp. 3.75% 12/15/25 (b)		5,859	6,732
TOTAL INDUSTRIALS			142,123
INFORMATION TECHNOLOGY - 23.3%
Communications Equipment - 0.5%
Lumentum Holdings, Inc.:
0.25% 3/15/24		2,999	4,458
0.5% 12/15/26		3,674	3,968
0.5% 6/15/28 (b)		200	180
			8,606
Electronic Equipment & Components - 0.7%
II-VI, Inc. 0.25% 9/1/22		2,812	3,733
Insight Enterprises, Inc. 0.75% 2/15/25		4,484	6,658
Par Technology Corp.:
1.5% 10/15/27		211	177
2.875% 4/15/26		1,750	2,033
			12,601
IT Services - 4.5%
Affirm Holdings, Inc. 0% 11/15/26 (b)		4,270	2,660
Akamai Technologies, Inc.:
0.125% 5/1/25		6,806	7,959
0.375% 9/1/27		7,968	8,322
BigCommerce Holdings, Inc. 0.25% 10/1/26 (b)		6,543	4,805
Block, Inc.:
0% 5/1/26		4,309	3,561
0.125% 3/1/25		3,347	3,583
0.25% 11/1/27		2,795	2,227
0.5% 5/15/23		2,761	3,680
Cloudflare, Inc.:
0% 8/15/26 (b)		185	149
0.75% 5/15/25		1,438	2,353
Digitalocean Holdings, Inc. 0% 12/1/26 (b)		5,153	4,004
Fastly, Inc. 0% 3/15/26		13,275	9,824
MongoDB, Inc. 0.25% 1/15/26		4,949	6,556
Okta, Inc.:
0.125% 9/1/25		5,657	5,012
0.375% 6/15/26		5,411	4,426
Perficient, Inc. 0.125% 11/15/26 (b)		4,337	3,654
Repay Holdings Corp. 0% 2/1/26 (b)		2,027	1,571
Shift4 Payments, Inc. 0% 12/15/25		280	254
Shopify, Inc. 0.125% 11/1/25		3,180	2,716
Wix.com Ltd. 0% 8/15/25		3,963	3,206
			80,522
Semiconductors & Semiconductor Equipment - 2.8%
Camtek Ltd. 0% 12/1/26 (b)		1,600	1,370
Enphase Energy, Inc.:
0% 3/1/26		260	252
0% 3/1/28		260	254
0.25% 3/1/25		1,850	4,392
Microchip Technology, Inc.:
1.625% 2/15/27		1,427	2,947
2.25% 2/15/37		1,808	3,818
onsemi:
0% 5/1/27		7,673	10,080
1.625% 10/15/23		3,312	9,725
SMART Global Holdings, Inc. 2.25% 2/15/26		200	272
SolarEdge Technologies, Inc. 0% 9/15/25		5,490	6,710
Teradyne, Inc. 1.25% 12/15/23		660	2,279
Veeco Instruments, Inc. 3.75% 6/1/27		150	265
Wolfspeed, Inc.:
0.25% 2/15/28 (b)		2,170	1,935
1.75% 5/1/26		3,331	5,796
			50,095
Software - 14.8%
8x8, Inc. 0.5% 2/1/24		194	168
Altair Engineering, Inc. 0.25% 6/1/24		3,124	3,977
Avalara, Inc. 0.25% 8/1/26 (b)		3,525	2,906
Bentley Systems, Inc. 0.125% 1/15/26		200	175
Bill.Com Holdings, Inc.:
0% 12/1/25		2,600	2,695
0% 4/1/27 (b)		212	167
BlackLine, Inc.:
0% 3/15/26		4,471	3,675
0.125% 8/1/24		2,579	3,006
Box, Inc. 0% 1/15/26		7,633	8,980
Cerence, Inc. 3% 6/1/25		1,133	1,315
Ceridian HCM Holding, Inc. 0.25% 3/15/26		8,297	6,837
Confluent, Inc. 0% 1/15/27 (b)		5,338	3,952
Coupa Software, Inc.:
0.125% 6/15/25		9,464	8,158
0.375% 6/15/26		17,327	13,637
CyberArk Software Ltd. 0% 11/15/24		4,989	5,525
Datadog, Inc. 0.125% 6/15/25		3,118	3,969
DocuSign, Inc. 0% 1/15/24		3,965	3,672
Dropbox, Inc.:
0% 3/1/26		1,969	1,743
0% 3/1/28		2,025	1,762
Dye & Durham Ltd. 3.75% 3/1/26 (b)(d)	CAD	257	170
Everbridge, Inc.:
0% 3/15/26		5,136	4,402
0.125% 12/15/24		2,704	2,387
Five9, Inc. 0.5% 6/1/25		6,758	6,728
Guidewire Software, Inc. 1.25% 3/15/25		2,797	2,707
HubSpot, Inc. 0.375% 6/1/25		2,917	4,008
InterDigital, Inc. 3.5% 6/1/27 (b)		270	286
LivePerson, Inc.:
0% 12/15/26		15,401	11,444
0.75% 3/1/24		4,606	4,127
Mandiant, Inc.:
0.875% 6/1/24		5,809	6,326
1.625% 6/1/35		3,351	3,265
New Relic, Inc. 0.5% 5/1/23		4,454	4,300
NortonLifeLock, Inc. 2% 8/15/22		3,790	4,545
Nutanix, Inc. 0% 1/15/23		351	341
Pagerduty, Inc. 1.25% 7/1/25		1,647	1,641
Palo Alto Networks, Inc.:
0.375% 6/1/25		9,950	17,303
0.75% 7/1/23		8,064	15,400
Pegasystems, Inc. 0.75% 3/1/25		1,489	1,218
Progress Software Corp. 1% 4/15/26		4,250	4,275
Q2 Holdings, Inc. 0.75% 6/1/26		4,003	3,675
Rapid7, Inc.:
0.25% 3/15/27		5,133	4,810
2.25% 5/1/25		5,528	7,322
RingCentral, Inc.:
0% 3/1/25		5,282	4,516
0% 3/15/26		7,323	5,661
SailPoint Technologies Holding, Inc. 0.125% 9/15/24		2,686	6,037
Splunk, Inc.:
0.5% 9/15/23		2,974	2,968
1.125% 9/15/25		7,367	7,462
1.125% 6/15/27		2,650	2,260
Tyler Technologies, Inc. 0.25% 3/15/26		8,400	8,245
Unity Software, Inc. 0% 11/15/26 (b)		5,982	4,519
Varonis Systems, Inc. 1.25% 8/15/25		4,104	5,216
Verint Systems, Inc. 0.25% 4/15/26		1,780	1,799
Veritone, Inc. 1.75% 11/15/26 (b)		2,634	1,744
Workday, Inc. 0.25% 10/1/22		7,945	8,942
Workiva, Inc. 1.125% 8/15/26		5,133	5,965
Zendesk, Inc. 0.625% 6/15/25		7,815	8,397
Zscaler, Inc. 0.125% 7/1/25		4,680	5,775
			266,505
TOTAL INFORMATION TECHNOLOGY			418,329
MATERIALS - 1.0%
Chemicals - 0.4%
Amyris, Inc. 1.5% 11/15/26 (b)		6,055	2,947
Danimer Scientific, Inc. 3.25% 12/15/26 (b)		260	181
Livent Corp. 4.125% 7/15/25		1,384	5,175
			8,303
Metals & Mining - 0.6%
Allegheny Technologies, Inc. 3.5% 6/15/25		170	323
Endeavour Mining Corp. 3% 2/15/23 (b)		310	335
MP Materials Corp. 0.25% 4/1/26 (b)		2,014	2,237
SSR Mining, Inc. 2.5% 4/1/39		3,335	4,195
United States Steel Corp. 5% 11/1/26		1,847	3,714
			10,804
TOTAL MATERIALS			19,107
REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 2.3%
Pebblebrook Hotel Trust 1.75% 12/15/26		13,382	14,285
Porch Group, Inc. 0.75% 9/15/26 (b)		18,756	10,632
Summit Hotel Properties, Inc. 1.5% 2/15/26		8,397	7,860
Uniti Fiber Holdings, Inc. 4% 6/15/24 (b)		7,971	9,329
			42,106
Real Estate Management & Development - 0.3%
Opendoor Technologies, Inc. 0.25% 8/15/26 (b)		2,614	1,733
Realogy Group LLC/Realogy Co-Issuer Corp. 0.25% 6/15/26 (b)		268	216
Redfin Corp.:
0% 10/15/25		1,710	1,055
0.5% 4/1/27		2,913	1,608
Zillow Group, Inc. 2.75% 5/15/25		187	187
			4,799
TOTAL REAL ESTATE			46,905
UTILITIES - 0.2%
Electric Utilities - 0.2%
NRG Energy, Inc. 2.75% 6/1/48		2,734	3,289
Independent Power and Renewable Electricity Producers - 0.0%
NextEra Energy Partners LP 0% 6/15/24 (b)		210	201
Sunnova Energy International, Inc. 0.25% 12/1/26 (b)		200	160
			361
Multi-Utilities - 0.0%
CenterPoint Energy, Inc. 2.00% ZENS		4	189
TOTAL UTILITIES			3,839

TOTAL CONVERTIBLE BONDS			1,113,147

Nonconvertible Bonds - 3.3%
COMMUNICATION SERVICES - 0.6%
Media - 0.6%
Gannett Holdings LLC 6% 11/1/26 (b)		11,650	10,572
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Luminar Technologies, Inc. 1.25% 12/15/26 (b)		260	199
CONSUMER STAPLES - 0.5%
Food & Staples Retailing - 0.1%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 4.875% 2/15/30 (b)		2,445	2,280
Tobacco - 0.4%
Turning Point Brands, Inc. 5.625% 2/15/26 (b)		6,873	6,299
TOTAL CONSUMER STAPLES			8,579
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Calumet Specialty Products Partners LP/Calumet Finance Corp. 11% 4/15/25 (b)		9,400	9,479
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Community Health Systems, Inc. 6.125% 4/1/30 (b)		5,025	3,660
INDUSTRIALS - 0.7%
Construction & Engineering - 0.4%
Pike Corp. 5.5% 9/1/28 (b)		6,950	5,878
Marine - 0.3%
Seaspan Corp. 5.5% 8/1/29 (b)		6,300	5,632
TOTAL INDUSTRIALS			11,510
MATERIALS - 0.8%
Metals & Mining - 0.8%
Infrabuild Australia Pty Ltd. 12% 10/1/24 (b)		13,860	14,068

TOTAL NONCONVERTIBLE BONDS			58,067

TOTAL CORPORATE BONDS
(Cost $1,196,417)			1,171,214
		Shares	Value (000s)

Common Stocks - 9.8%
COMMUNICATION SERVICES - 0.7%
Media - 0.4%
Gannett Co., Inc. (e)		1,935,841	7,608
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc. (e)		36,900	4,918

TOTAL COMMUNICATION SERVICES			12,526

CONSUMER DISCRETIONARY - 1.2%
Hotels, Restaurants & Leisure - 1.2%
A&W Revenue Royalties Income Fund		154,500	4,822
Super Group SGHC Ltd. (e)(f)		2,434,215	17,040
			21,862
CONSUMER STAPLES - 0.2%
Tobacco - 0.2%
Turning Point Brands, Inc.		154,300	4,512
ENERGY - 5.0%
Oil, Gas & Consumable Fuels - 5.0%
Calumet Specialty Products Partners LP (e)		474,006	6,584
DHT Holdings, Inc. (f)		7,542,612	44,957
Enviva, Inc.		166,492	12,968
Euronav NV (f)		2,028,800	25,969
			90,478
FINANCIALS - 0.1%
Capital Markets - 0.1%
AllianceBernstein Holding LP		55,300	2,352
INDUSTRIALS - 1.4%
Electrical Equipment - 1.4%
Babcock & Wilcox Enterprises, Inc. (e)		3,191,785	20,906
Generac Holdings, Inc. (e)		13,800	3,410
			24,316
MATERIALS - 1.2%
Metals & Mining - 1.2%
Wheaton Precious Metals Corp.		504,400	20,832
TOTAL COMMON STOCKS
(Cost $171,452)			176,878

Convertible Preferred Stocks - 18.6%
COMMUNICATION SERVICES - 0.7%
Media - 0.2%
Paramount Global Series A 5.75%		73,360	3,700
Wireless Telecommunication Services - 0.5%
T-Mobile U.S., Inc. 5.25% (b)(e)		8,550	9,759

TOTAL COMMUNICATION SERVICES			13,459

CONSUMER DISCRETIONARY - 0.5%
Auto Components - 0.4%
Aptiv PLC Series A, 5.50%		54,600	6,695
Internet & Direct Marketing Retail - 0.1%
Chewy, Inc. 6.50% (b)		4,850	3,081

TOTAL CONSUMER DISCRETIONARY			9,776

FINANCIALS - 4.7%
Banks - 4.4%
Bank of America Corp. 7.25%		31,789	40,054
Wells Fargo & Co. 7.50%		31,443	39,766
			79,820
Capital Markets - 0.3%
KKR & Co. LP Series C, 6.00%		76,600	5,252

TOTAL FINANCIALS			85,072

HEALTH CARE - 3.1%
Health Care Equipment & Supplies - 1.8%
Becton, Dickinson & Co. 6.50%		263,200	13,515
Boston Scientific Corp. Series A, 5.50%		175,500	19,232
			32,747
Health Care Technology - 0.2%
Change Healthcare, Inc. 6.00%		39,200	3,042
Life Sciences Tools & Services - 1.1%
Danaher Corp. Series B, 5.00%		13,450	19,098

TOTAL HEALTH CARE			54,887

INDUSTRIALS - 1.6%
Construction & Engineering - 0.8%
Fluor Corp. 6.50%		9,800	13,812
Machinery - 0.4%
RBC Bearings, Inc.		69,600	6,738
Professional Services - 0.4%
Clarivate Analytics PLC 5.00%		123,400	7,423

TOTAL INDUSTRIALS			27,973

INFORMATION TECHNOLOGY - 2.1%
IT Services - 0.0%
Sabre Corp. Series A, 6.50%		1,900	188
Semiconductors & Semiconductor Equipment - 2.1%
Broadcom, Inc. Series A, 8.00%		20,700	37,538

TOTAL INFORMATION TECHNOLOGY			37,726

MATERIALS - 0.4%
Metals & Mining - 0.4%
ArcelorMittal SA 5.50%		96,600	7,405
UTILITIES - 5.5%
Electric Utilities - 4.2%
American Electric Power Co., Inc. 6.125%		96,600	5,440
NextEra Energy, Inc.:
4.872%		425,500	23,437
5.279%		303,000	14,759
6.219%		298,800	14,656
PG&E Corp.		103,500	11,704
Southern Co. 6.75%		85,500	4,815
			74,811
Gas Utilities - 0.5%
UGI Corp. 7.125%		92,200	9,079
Independent Power and Renewable Electricity Producers - 0.4%
The AES Corp. 6.875%		86,200	7,661
Multi-Utilities - 0.4%
Dominion Energy, Inc. 7.25%		3,200	325
DTE Energy Co. 6.25%		127,800	6,706
NiSource, Inc. 7.75%		2,200	259
			7,290

TOTAL UTILITIES			98,841

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $315,257)			335,139

Money Market Funds - 7.6%
Fidelity Cash Central Fund 0.82% (g)		111,592,987	111,615
Fidelity Securities Lending Cash Central Fund 0.82% (g)(h)		23,969,560	23,972
TOTAL MONEY MARKET FUNDS
(Cost $135,587)			135,587
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $1,818,713)			1,818,818
NET OTHER ASSETS (LIABILITIES) - (1.2)%			(20,858)
NET ASSETS - 100%			$1,797,960

Currency Abbreviations

CAD – Canadian dollar

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $249,905,000 or 13.9% of net assets.

 (c) Non-income producing - Security is in default.

 (d) Level 3 security

 (e) Non-income producing

 (f) Security or a portion of the security is on loan at period end.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.82%	$25,542	$581,969	$495,896	$85	$--	$--	$111,615	0.2%
Fidelity Securities Lending Cash Central Fund 0.82%	12,818	115,547	104,393	37	--	--	23,972	0.1%
Total	$38,360	$697,516	$600,289	$122	$--	$--	$135,587

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$25,985	$12,526	$13,459	$--
Consumer Discretionary	31,638	21,862	9,776	--
Consumer Staples	4,512	4,512	--	--
Energy	90,478	90,478	--	--
Financials	87,424	7,604	79,820	--
Health Care	54,887	--	54,887	--
Industrials	52,289	31,739	20,550	--
Information Technology	37,726	--	37,726	--
Materials	28,237	20,832	7,405	--
Utilities	98,841	--	98,841	--
Corporate Bonds	1,171,214	--	1,170,593	621
Money Market Funds	135,587	135,587	--	--
Total Investments in Securities:	$1,818,818	$325,140	$1,493,057	$621

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

AAA,AA,A	0.3%
BBB	1.8%
BB	2.8%
B	4.4%
CCC,CC,C	1.7%
Not Rated	54.2%
Equities	28.4%
Short-Term Investments and Net Other Assets	6.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $22,676) — See accompanying schedule: Unaffiliated issuers (cost $1,683,126)	$1,683,231
Fidelity Central Funds (cost $135,587)	135,587
Total Investment in Securities (cost $1,818,713)		$1,818,818
Cash		557
Foreign currency held at value (cost $15)		15
Receivable for investments sold		2,130
Receivable for fund shares sold		1,252
Dividends receivable		2,876
Interest receivable		4,142
Distributions receivable from Fidelity Central Funds		81
Other receivables		12
Total assets		1,829,883
Liabilities
Payable for investments purchased	$6,243
Payable for fund shares redeemed	553
Accrued management fee	844
Distribution and service plan fees payable	22
Other affiliated payables	255
Other payables and accrued expenses	34
Collateral on securities loaned	23,972
Total liabilities		31,923
Net Assets		$1,797,960
Net Assets consist of:
Paid in capital		$1,669,634
Total accumulated earnings (loss)		128,326
Net Assets		$1,797,960
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($48,333 ÷ 1,552.0 shares)(a)		$31.14
Maximum offering price per share (100/94.25 of $31.14)		$33.04
Class M:
Net Asset Value and redemption price per share ($8,482 ÷ 272.0 shares)(a)		$31.18
Maximum offering price per share (100/96.50 of $31.18)		$32.31
Class C:
Net Asset Value and offering price per share ($10,357 ÷ 335.4 shares)(a)		$30.88
Convertible Securities:
Net Asset Value, offering price and redemption price per share ($1,578,350 ÷ 50,361.1 shares)		$31.34
Class I:
Net Asset Value, offering price and redemption price per share ($100,497 ÷ 3,213.9 shares)		$31.27
Class Z:
Net Asset Value, offering price and redemption price per share ($51,941 ÷ 1,661.6 shares)		$31.26

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2022 (Unaudited)
Investment Income
Dividends		$10,641
Interest		11,161
Income from Fidelity Central Funds (including $37 from security lending)		122
Total income		21,924
Expenses
Management fee
Basic fee	$4,188
Performance adjustment	1,314
Transfer agent fees	1,253
Distribution and service plan fees	165
Accounting fees	300
Custodian fees and expenses	16
Independent trustees' fees and expenses	4
Registration fees	97
Audit	38
Legal	1
Miscellaneous	3
Total expenses before reductions	7,379
Expense reductions	(30)
Total expenses after reductions		7,349
Net investment income (loss)		14,575
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	126,697
Foreign currency transactions	14
Total net realized gain (loss)		126,711
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(415,761)
Assets and liabilities in foreign currencies	6
Total change in net unrealized appreciation (depreciation)		(415,755)
Net gain (loss)		(289,044)
Net increase (decrease) in net assets resulting from operations		$(274,469)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2022 (Unaudited)	Year ended November 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,575	$27,520
Net realized gain (loss)	126,711	401,042
Change in net unrealized appreciation (depreciation)	(415,755)	(105,193)
Net increase (decrease) in net assets resulting from operations	(274,469)	323,369
Distributions to shareholders	(363,780)	(197,350)
Share transactions - net increase (decrease)	259,354	85,839
Total increase (decrease) in net assets	(378,895)	211,858
Net Assets
Beginning of period	2,176,855	1,964,997
End of period	$1,797,960	$2,176,855

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Convertible Securities Fund Class A

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$43.06	$40.70	$30.97	$28.07	$28.49	$26.85
Income from Investment Operations
Net investment income (loss)A,B	.21	.42	.70	.43	.76C	.75
Net realized and unrealized gain (loss)	(4.90)	5.89	10.23	4.38	.25	2.02D
Total from investment operations	(4.69)	6.31	10.93	4.81	1.01	2.77
Distributions from net investment income	(.31)	(.81)	(.63)	(.40)	(.85)	(.71)
Distributions from net realized gain	(6.92)	(3.14)	(.57)	(1.51)	(.58)	(.42)
Total distributions	(7.23)	(3.95)	(1.20)	(1.91)	(1.43)	(1.13)
Net asset value, end of period	$31.14	$43.06	$40.70	$30.97	$28.07	$28.49
Total ReturnE,F,G	(13.26)%	16.43%	36.42%	18.75%	3.60%	10.57%D
Ratios to Average Net AssetsB,H,I
Expenses before reductions	1.03%J	.97%	.93%	.81%	.75%	.74%
Expenses net of fee waivers, if any	1.03%J	.97%	.92%	.80%	.75%	.74%
Expenses net of all reductions	1.03%J	.97%	.92%	.80%	.75%	.74%
Net investment income (loss)	1.19%J	.98%	2.11%	1.52%	2.66%C	2.71%
Supplemental Data
Net assets, end of period (in millions)	$48	$57	$40	$25	$19	$21
Portfolio turnover rateK	89%J	87%	147%	151%	176%	110%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.19 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.99%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.08 per share. Excluding these litigation proceeds, the total return would have been 10.28%

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Convertible Securities Fund Class M

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$43.09	$40.73	$30.98	$28.09	$28.47	$26.86
Income from Investment Operations
Net investment income (loss)A,B	.16	.31	.61	.35	.68C	.68
Net realized and unrealized gain (loss)	(4.90)	5.89	10.26	4.36	.25	2.01D
Total from investment operations	(4.74)	6.20	10.87	4.71	.93	2.69
Distributions from net investment income	(.25)	(.70)	(.55)	(.32)	(.73)	(.66)
Distributions from net realized gain	(6.92)	(3.14)	(.57)	(1.51)	(.58)	(.42)
Total distributions	(7.17)	(3.84)	(1.12)	(1.82)E	(1.31)	(1.08)
Net asset value, end of period	$31.18	$43.09	$40.73	$30.98	$28.09	$28.47
Total ReturnF,G,H	(13.35)%	16.10%	36.10%	18.34%	3.31%	10.26%D
Ratios to Average Net AssetsB,I,J
Expenses before reductions	1.29%K	1.23%	1.19%	1.09%	1.04%	1.01%
Expenses net of fee waivers, if any	1.28%K	1.22%	1.19%	1.09%	1.04%	1.01%
Expenses net of all reductions	1.28%K	1.22%	1.19%	1.08%	1.03%	1.01%
Net investment income (loss)	.94%K	.73%	1.84%	1.24%	2.38%C	2.44%
Supplemental Data
Net assets, end of period (in millions)	$8	$11	$9	$6	$6	$14
Portfolio turnover rateL	89%K	87%	147%	151%	176%	110%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.19 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.71%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.08 per share. Excluding these litigation proceeds, the total return would have been 9.97%

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Convertible Securities Fund Class C

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$42.73	$40.42	$30.76	$27.89	$28.31	$26.68
Income from Investment Operations
Net investment income (loss)A,B	.07	.09	.44	.22	.54C	.54
Net realized and unrealized gain (loss)	(4.85)	5.85	10.19	4.34	.25	2.01D
Total from investment operations	(4.78)	5.94	10.63	4.56	.79	2.55
Distributions from net investment income	(.15)	(.49)	(.40)	(.18)	(.63)	(.50)
Distributions from net realized gain	(6.92)	(3.14)	(.57)	(1.51)	(.58)	(.42)
Total distributions	(7.07)	(3.63)	(.97)	(1.69)	(1.21)	(.92)
Net asset value, end of period	$30.88	$42.73	$40.42	$30.76	$27.89	$28.31
Total ReturnE,F,G	(13.56)%	15.53%	35.42%	17.82%	2.82%	9.75%D
Ratios to Average Net AssetsB,H,I
Expenses before reductions	1.80%J	1.74%	1.69%	1.55%	1.50%	1.50%
Expenses net of fee waivers, if any	1.80%J	1.74%	1.69%	1.55%	1.50%	1.49%
Expenses net of all reductions	1.80%J	1.74%	1.68%	1.55%	1.49%	1.49%
Net investment income (loss)	.42%J	.21%	1.35%	.77%	1.92%C	1.96%
Supplemental Data
Net assets, end of period (in millions)	$10	$19	$24	$17	$17	$19
Portfolio turnover rateK	89%J	87%	147%	151%	176%	110%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.19 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.25%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.08 per share. Excluding these litigation proceeds, the total return would have been 9.46%

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Convertible Securities Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$43.29	$40.89	$31.09	$28.18	$28.59	$26.95
Income from Investment Operations
Net investment income (loss)A,B	.26	.55	.80	.52	.85C	.83
Net realized and unrealized gain (loss)	(4.92)	5.92	10.29	4.38	.25	2.02D
Total from investment operations	(4.66)	6.47	11.09	4.90	1.10	2.85
Distributions from net investment income	(.36)	(.93)	(.72)	(.48)	(.93)	(.80)
Distributions from net realized gain	(6.92)	(3.14)	(.57)	(1.51)	(.58)	(.42)
Total distributions	(7.29)E	(4.07)	(1.29)	(1.99)	(1.51)	(1.21)E
Net asset value, end of period	$31.34	$43.29	$40.89	$31.09	$28.18	$28.59
Total ReturnF,G	(13.12)%	16.78%	36.88%	19.04%	3.93%	10.88%D
Ratios to Average Net AssetsB,H,I
Expenses before reductions	.73%J	.67%	.63%	.51%	.46%	.45%
Expenses net of fee waivers, if any	.73%J	.67%	.63%	.51%	.46%	.45%
Expenses net of all reductions	.73%J	.67%	.62%	.51%	.45%	.45%
Net investment income (loss)	1.49%J	1.28%	2.41%	1.81%	2.96%C	3.00%
Supplemental Data
Net assets, end of period (in millions)	$1,578	$1,922	$1,791	$1,429	$1,278	$1,432
Portfolio turnover rateK	89%J	87%	147%	151%	176%	110%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.19 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.29%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.08 per share. Excluding these litigation proceeds, the total return would have been 10.59%

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Convertible Securities Fund Class I

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$43.20	$40.82	$31.04	$28.13	$28.55	$26.91
Income from Investment Operations
Net investment income (loss)A,B	.25	.53	.79	.52	.84C	.83
Net realized and unrealized gain (loss)	(4.90)	5.91	10.27	4.38	.24	2.02D
Total from investment operations	(4.65)	6.44	11.06	4.90	1.08	2.85
Distributions from net investment income	(.36)	(.92)	(.71)	(.48)	(.92)	(.79)
Distributions from net realized gain	(6.92)	(3.14)	(.57)	(1.51)	(.58)	(.42)
Total distributions	(7.28)	(4.06)	(1.28)	(1.99)	(1.50)	(1.21)
Net asset value, end of period	$31.27	$43.20	$40.82	$31.04	$28.13	$28.55
Total ReturnE,F	(13.11)%	16.72%	36.84%	19.07%	3.87%	10.87%D
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.76%I	.70%	.65%	.52%	.47%	.47%
Expenses net of fee waivers, if any	.76%I	.70%	.65%	.52%	.47%	.47%
Expenses net of all reductions	.76%I	.70%	.64%	.52%	.47%	.47%
Net investment income (loss)	1.46%I	1.25%	2.39%	1.80%	2.94%C	2.98%
Supplemental Data
Net assets, end of period (in millions)	$100	$110	$65	$61	$32	$41
Portfolio turnover rateJ	89%I	87%	147%	151%	176%	110%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.19 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.27%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.08 per share. Excluding these litigation proceeds, the total return would have been 10.58%

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Convertible Securities Fund Class Z

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$43.19	$40.81	$31.03	$28.14	$29.30
Income from Investment Operations
Net investment income (loss)B,C	.28	.58	.83	.56	.10
Net realized and unrealized gain (loss)	(4.91)	5.91	10.27	4.35	(.90)
Total from investment operations	(4.63)	6.49	11.10	4.91	(.80)
Distributions from net investment income	(.38)	(.97)	(.75)	(.51)	(.36)
Distributions from net realized gain	(6.92)	(3.14)	(.57)	(1.51)	–
Total distributions	(7.30)	(4.11)	(1.32)	(2.02)	(.36)
Net asset value, end of period	$31.26	$43.19	$40.81	$31.03	$28.14
Total ReturnD,E	(13.06)%	16.86%	37.01%	19.15%	(2.74)%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.64%H	.59%	.53%	.41%	.37%H
Expenses net of fee waivers, if any	.64%H	.59%	.53%	.41%	.37%H
Expenses net of all reductions	.64%H	.59%	.53%	.41%	.36%H
Net investment income (loss)	1.58%H	1.36%	2.50%	1.91%	2.35%H
Supplemental Data
Net assets, end of period (in millions)	$52	$57	$35	$32	$1
Portfolio turnover rateI	89%H	87%	147%	151%	176%

 A For the period October 2, 2018 (commencement of sale of shares) through November 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2022
(Amounts in thousands except percentages)

1. Organization.

Fidelity Convertible Securities Fund (the Fund) is a fund of Fidelity Financial Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Convertible Securities, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, contingent interest, equity-debt classifications, certain conversion ratio adjustments, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$174,658
Gross unrealized depreciation	(171,504)
Net unrealized appreciation (depreciation)	$3,154
Tax cost	$1,815,664

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Convertible Securities Fund	847,171	953,364

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .15% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Convertible Securities as compared to its benchmark index, the ICE® BofAML® All US Convertibles Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .56% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$67	$3
Class M	.25%	.25%	24	–
Class C	.75%	.25%	74	10
			$165	$13

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$11
Class M	–(a)
Class C(b)	–(a)
$11

 (a) In the amount of less than five hundred dollars.

 (b) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$47.18
Class M	9.18
Class C	15.20
Convertible Securities	1,095.13
Class I	77.16
Class Z	10.04
	$1,253

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Convertible Securities Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Convertible Securities Fund	$10

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Convertible Securities Fund	39,075	38,628	7,442

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Convertible Securities Fund	13

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Convertible Securities Fund	$2

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Convertible Securities Fund	$4	$–(a)	$95

 (a) Amount represents less than five hundred dollars.

8. Expense Reductions.

During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $30.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2022	Year ended November 30, 2021
Fidelity Convertible Securities Fund
Distributions to shareholders
Class A	$9,732	$4,054
Class M	1,818	901
Class C	3,053	2,164
Convertible Securities	323,351	180,357
Class I	16,065	6,211
Class Z	9,761	3,663
Total	$363,780	$197,350

10. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2022	Year ended November 30, 2021	Six months ended May 31, 2022	Year ended November 30, 2021
Fidelity Convertible Securities Fund
Class A
Shares sold	236	572	$8,389	$24,293
Reinvestment of distributions	258	97	9,361	3,835
Shares redeemed	(270)	(332)	(9,295)	(14,016)
Net increase (decrease)	224	337	$8,455	$14,112
Class M
Shares sold	12	85	$448	$3,547
Reinvestment of distributions	50	22	1,800	862
Shares redeemed	(47)	(79)	(1,642)	(3,319)
Net increase (decrease)	15	28	$606	$1,090
Class C
Shares sold	44	195	$1,562	$8,229
Reinvestment of distributions	84	55	3,030	2,144
Shares redeemed	(238)	(399)	(8,266)	(16,782)
Net increase (decrease)	(110)	(149)	$(3,674)	$(6,409)
Convertible Securities
Shares sold	2,374	5,681	$82,966	$241,987
Reinvestment of distributions	7,919	3,994	288,991	158,873
Shares redeemed	(4,343)	(9,064)	(151,867)	(383,772)
Net increase (decrease)	5,950	611	$220,090	$17,088
Class I
Shares sold	2,022	2,341	$70,197	$100,045
Reinvestment of distributions	413	150	15,025	5,961
Shares redeemed	(1,771)	(1,537)	(63,089)	(65,312)
Net increase (decrease)	664	954	$22,133	$40,694
Class Z
Shares sold	576	604	$19,633	$25,812
Reinvestment of distributions	242	88	8,800	3,518
Shares redeemed	(477)	(236)	(16,689)	(10,066)
Net increase (decrease)	341	456	$11,744	$19,264

11. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2021 to May 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2021	Ending Account Value May 31, 2022	Expenses Paid During Period-B December 1, 2021 to May 31, 2022
Fidelity Convertible Securities Fund
Class A	1.03%
Actual		$1,000.00	$867.40	$4.80
Hypothetical-C		$1,000.00	$1,019.80	$5.19
Class M	1.28%
Actual		$1,000.00	$866.50	$5.96
Hypothetical-C		$1,000.00	$1,018.55	$6.44
Class C	1.80%
Actual		$1,000.00	$864.40	$8.37
Hypothetical-C		$1,000.00	$1,015.96	$9.05
Convertible Securities	.73%
Actual		$1,000.00	$868.80	$3.40
Hypothetical-C		$1,000.00	$1,021.29	$3.68
Class I	.76%
Actual		$1,000.00	$868.90	$3.54
Hypothetical-C		$1,000.00	$1,021.14	$3.83
Class Z	.64%
Actual		$1,000.00	$869.40	$2.98
Hypothetical-C		$1,000.00	$1,021.74	$3.23

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Convertible Securities Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (retail class); (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and classes and index funds; (vii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of the representative class, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended September 30, 2021, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Convertible Securities Fund

## 2021 Total Return % vs. Lipper Convertible Securities Funds and ICE BofA All US Convt:

75% beaten
25% beaten
Benchmark
Retail Class
30.000
28.000
26.000
24.000
22.000
20.000
28.464
27.303
25.188
20.438
90.000
80.000
70.000
60.000
50.000
81.468
79.783
73.717
52.250
140.000
130.000
120.000
110.000
100.000
90.000
80.000
133.820
122.706
114.032
89.945
1 Year
3 Year
5 Year

**% Beaten**

| | 1 Year | 3 Year | 5 Year |
|---|---|---|---|
| Class Z | 100% | - | - |
| Retail Class | 99% | 80% | 57% |
| Class A | 95% | 76% | 49% |
| Class C | 89% | 58% | 39% |
| Class I | 97% | 79% | 54% |
| Class M | 93% | 68% | 45% |

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and was considered by the Board.

Fidelity Convertible Securities Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2021. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of the representative class (retail class), the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison for the representative class, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the total expense similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the total net expense ratio of the retail class ranked below the similar sales load structure group competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2021.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees, competitor use of performance fees, and consideration of the expansion of performance fees to additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

CVS-SANN-0722
1.704534.124

Fidelity® Equity Dividend Income Fund

Semi-Annual Report

May 31, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2022

% of fund's net assets
Verizon Communications, Inc.	3.2
Unilever PLC sponsored ADR	3.2
Bristol-Myers Squibb Co.	2.7
Johnson & Johnson	2.7
Amdocs Ltd.	2.3
Wells Fargo & Co.	2.3
Merck & Co., Inc.	2.2
Sanofi SA sponsored ADR	2.2
Comcast Corp. Class A	1.9
Cisco Systems, Inc.	1.9
24.6

Market Sectors as of May 31, 2022

% of fund's net assets
Financials	16.8
Health Care	15.2
Information Technology	13.8
Industrials	11.2
Consumer Staples	10.0
Communication Services	8.9
Utilities	5.7
Consumer Discretionary	5.5
Energy	4.0
Materials	3.3
Real Estate	3.1

Asset Allocation (% of fund's net assets)

As of May 31, 2022*
Stocks	97.5%
Short-Term Investments and Net Other Assets (Liabilities)	2.5%

 * Foreign investments – 20.6%

Geographic Diversification (% of fund's net assets)

As of May 31, 2022
United States of America*	79.4%
United Kingdom	4.4%
France	3.3%
Canada	3.3%
Bailiwick of Guernsey	2.3%
Bermuda	1.2%
Switzerland	1.2%
Germany	1.0%
Korea (South)	0.9%
Other	3.0%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures, if applicable.

Schedule of Investments May 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value (000s)
COMMUNICATION SERVICES - 8.9%
Diversified Telecommunication Services - 4.2%
Deutsche Telekom AG	2,840,500	$58,445
Verizon Communications, Inc.	3,717,900	190,692
		249,137
Entertainment - 1.1%
Activision Blizzard, Inc.	604,100	47,047
The Walt Disney Co. (a)	146,000	16,124
		63,171
Media - 3.6%
Cogeco Communications, Inc.	403,100	33,543
Comcast Corp. Class A	2,599,600	115,110
Omnicom Group, Inc.	912,100	68,052
		216,705

TOTAL COMMUNICATION SERVICES		529,013

CONSUMER DISCRETIONARY - 5.5%
Auto Components - 0.4%
Lear Corp.	183,000	25,796
Household Durables - 1.3%
Leggett & Platt, Inc. (b)	511,100	20,020
Whirlpool Corp. (b)	293,700	54,111
		74,131
Internet & Direct Marketing Retail - 0.9%
eBay, Inc.	1,071,500	52,150
Multiline Retail - 0.3%
Kohl's Corp.	338,000	13,628
Nordstrom, Inc. (b)	257,600	6,808
		20,436
Specialty Retail - 1.9%
Best Buy Co., Inc.	243,200	19,957
Lowe's Companies, Inc.	101,600	19,842
Ross Stores, Inc.	301,400	25,625
Williams-Sonoma, Inc. (b)	355,300	45,450
		110,874
Textiles, Apparel & Luxury Goods - 0.7%
Columbia Sportswear Co.	187,700	14,599
Tapestry, Inc.	769,300	26,541
		41,140

TOTAL CONSUMER DISCRETIONARY		324,527

CONSUMER STAPLES - 10.0%
Beverages - 3.2%
Anheuser-Busch InBev SA NV ADR (b)	777,400	44,079
Coca-Cola European Partners PLC	488,800	25,970
Keurig Dr. Pepper, Inc.	855,400	29,717
The Coca-Cola Co.	1,449,700	91,882
		191,648
Household Products - 1.8%
Kimberly-Clark Corp.	66,500	8,846
Procter & Gamble Co.	359,400	53,148
Reynolds Consumer Products, Inc. (b)	1,722,300	46,881
		108,875
Personal Products - 3.2%
Unilever PLC sponsored ADR	3,874,000	187,230
Tobacco - 1.8%
Altria Group, Inc.	532,600	28,808
Philip Morris International, Inc.	746,400	79,305
		108,113

TOTAL CONSUMER STAPLES		595,866

ENERGY - 4.0%
Oil, Gas & Consumable Fuels - 4.0%
Enterprise Products Partners LP	3,418,700	93,741
Exxon Mobil Corp.	314,500	30,192
Parkland Corp. (b)	1,385,600	41,255
Shell PLC ADR	1,251,100	74,090
		239,278
FINANCIALS - 16.8%
Banks - 8.6%
Citigroup, Inc.	1,190,200	63,569
First Horizon National Corp.	642,400	14,666
Huntington Bancshares, Inc.	3,471,200	48,180
M&T Bank Corp.	471,300	84,820
PNC Financial Services Group, Inc.	557,100	97,721
U.S. Bancorp	1,255,000	66,603
Wells Fargo & Co.	2,987,208	136,725
		512,284
Capital Markets - 2.4%
Bank of New York Mellon Corp.	717,500	33,443
Lazard Ltd. Class A	697,600	24,597
LPL Financial	84,300	16,539
State Street Corp.	943,100	68,365
		142,944
Insurance - 5.8%
Assurant, Inc.	251,100	44,367
AXA SA (b)	1,748,100	44,230
Chubb Ltd.	323,579	68,369
Fairfax Financial Holdings Ltd. (sub. vtg.)	78,400	43,511
First American Financial Corp.	705,200	42,728
Old Republic International Corp.	1,552,600	37,138
The Travelers Companies, Inc.	374,700	67,086
		347,429

TOTAL FINANCIALS		1,002,657

HEALTH CARE - 15.2%
Health Care Providers & Services - 4.1%
AmerisourceBergen Corp.	515,900	79,856
Anthem, Inc.	75,200	38,323
Cigna Corp.	319,100	85,611
UnitedHealth Group, Inc.	83,700	41,580
		245,370
Pharmaceuticals - 11.1%
Bristol-Myers Squibb Co.	2,163,800	163,259
Johnson & Johnson	894,966	160,673
Merck & Co., Inc.	1,418,300	130,526
Organon & Co.	1,019,170	38,688
Royalty Pharma PLC	912,500	37,540
Sanofi SA sponsored ADR	2,410,100	128,338
		659,024

TOTAL HEALTH CARE		904,394

INDUSTRIALS - 11.2%
Aerospace & Defense - 2.7%
General Dynamics Corp.	308,500	69,385
Lockheed Martin Corp.	60,100	26,451
Raytheon Technologies Corp.	699,330	66,520
		162,356
Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc.	167,100	18,132
United Parcel Service, Inc. Class B	244,200	44,505
		62,637
Building Products - 1.1%
Owens Corning (b)	684,700	65,444
Electrical Equipment - 0.8%
Regal Rexnord Corp.	383,300	47,893
Industrial Conglomerates - 1.9%
3M Co.	261,100	38,980
General Electric Co.	310,874	24,338
Hitachi Ltd.	995,800	51,669
		114,987
Machinery - 2.1%
Allison Transmission Holdings, Inc.	1,612,700	64,524
Parker Hannifin Corp.	156,900	42,703
Stanley Black & Decker, Inc.	144,800	17,186
		124,413
Professional Services - 1.5%
Booz Allen Hamilton Holding Corp. Class A	200,500	17,215
Manpower, Inc.	336,000	30,109
Science Applications International Corp.	447,200	38,710
		86,034

TOTAL INDUSTRIALS		663,764

INFORMATION TECHNOLOGY - 13.8%
Communications Equipment - 1.9%
Cisco Systems, Inc.	2,510,000	113,076
IT Services - 7.8%
Amadeus IT Holding SA Class A (a)	235,900	14,679
Amdocs Ltd.	1,609,128	139,817
Capgemini SA	125,400	24,299
Fidelity National Information Services, Inc.	1,003,000	104,814
Fiserv, Inc. (a)	161,100	16,139
Genpact Ltd.	1,030,900	45,741
Global Payments, Inc.	436,100	57,147
Maximus, Inc.	429,500	27,870
SS&C Technologies Holdings, Inc.	559,000	35,770
		466,276
Semiconductors & Semiconductor Equipment - 1.9%
Microchip Technology, Inc.	1,129,500	82,058
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	325,200	30,992
		113,050
Software - 1.3%
Micro Focus International PLC	128,224	604
Open Text Corp.	1,818,300	74,523
		75,127
Technology Hardware, Storage & Peripherals - 0.9%
Samsung Electronics Co. Ltd.	992,660	53,851

TOTAL INFORMATION TECHNOLOGY		821,380

MATERIALS - 3.3%
Chemicals - 2.7%
Akzo Nobel NV	202,400	17,617
Celanese Corp. Class A	313,100	49,006
CF Industries Holdings, Inc.	379,300	37,463
DuPont de Nemours, Inc.	478,199	32,446
LyondellBasell Industries NV Class A	221,900	25,352
		161,884
Metals & Mining - 0.6%
Newmont Corp.	535,600	36,340

TOTAL MATERIALS		198,224

REAL ESTATE - 3.1%
Equity Real Estate Investment Trusts (REITs) - 3.1%
American Tower Corp.	88,600	22,693
Corporate Office Properties Trust (SBI)	1,507,100	41,656
Douglas Emmett, Inc.	626,700	17,717
Gaming & Leisure Properties	334,000	15,638
Highwoods Properties, Inc. (SBI)	1,183,000	46,480
National Retail Properties, Inc.	915,900	40,574
		184,758
UTILITIES - 5.7%
Electric Utilities - 4.0%
Constellation Energy Corp.	592,700	36,795
Duke Energy Corp.	535,100	60,209
Edison International	1,053,694	73,664
Exelon Corp.	605,900	29,780
FirstEnergy Corp.	793,100	34,072
		234,520
Independent Power and Renewable Electricity Producers - 1.3%
The AES Corp.	1,405,000	30,966
Vistra Corp.	1,808,100	47,680
		78,646
Multi-Utilities - 0.4%
Sempra Energy	157,500	25,808

TOTAL UTILITIES		338,974

TOTAL COMMON STOCKS
(Cost $4,992,304)		5,802,835

Money Market Funds - 5.2%
Fidelity Cash Central Fund 0.82% (c)	139,876,445	139,904
Fidelity Securities Lending Cash Central Fund 0.82% (c)(d)	169,427,571	169,445
TOTAL MONEY MARKET FUNDS
(Cost $309,349)		309,349
TOTAL INVESTMENT IN SECURITIES - 102.7%
(Cost $5,301,653)		6,112,184
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(162,043)
NET ASSETS - 100%		$5,950,141

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.82%	$123,075	$536,840	$520,011	$155	$--	$--	$139,904	0.00%
Fidelity Securities Lending Cash Central Fund 0.82%	47,795	549,455	427,805	328	--	--	169,445	0.01%
Total	$170,870	$1,086,295	$947,816	$483	$--	$--	$309,349

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$529,013	$470,568	$58,445	$--
Consumer Discretionary	324,527	324,527	--	--
Consumer Staples	595,866	595,866	--	--
Energy	239,278	239,278	--	--
Financials	1,002,657	958,427	44,230	--
Health Care	904,394	904,394	--	--
Industrials	663,764	612,095	51,669	--
Information Technology	821,380	806,097	15,283	--
Materials	198,224	180,607	17,617	--
Real Estate	184,758	184,758	--	--
Utilities	338,974	338,974	--	--
Money Market Funds	309,349	309,349	--	--
Total Investments in Securities:	$6,112,184	$5,924,940	$187,244	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $162,475) — See accompanying schedule: Unaffiliated issuers (cost $4,992,304)	$5,802,835
Fidelity Central Funds (cost $309,349)	309,349
Total Investment in Securities (cost $5,301,653)		$6,112,184
Receivable for investments sold		9,634
Receivable for fund shares sold		4,201
Dividends receivable		14,002
Distributions receivable from Fidelity Central Funds		321
Prepaid expenses		1
Other receivables		49
Total assets		6,140,392
Liabilities
Payable for investments purchased	$15,868
Payable for fund shares redeemed	2,186
Accrued management fee	2,042
Other affiliated payables	660
Other payables and accrued expenses	50
Collateral on securities loaned	169,445
Total liabilities		190,251
Net Assets		$5,950,141
Net Assets consist of:
Paid in capital		$4,784,172
Total accumulated earnings (loss)		1,165,969
Net Assets		$5,950,141
Net Asset Value and Maximum Offering Price
Equity Dividend Income:
Net Asset Value, offering price and redemption price per share ($5,278,420 ÷ 186,671 shares)		$28.28
Class K:
Net Asset Value, offering price and redemption price per share ($671,721 ÷ 23,760 shares)		$28.27

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2022 (Unaudited)
Investment Income
Dividends		$83,127
Income from Fidelity Central Funds (including $328 from security lending)		483
Total income		83,610
Expenses
Management fee	$12,529
Transfer agent fees	3,331
Accounting fees	559
Custodian fees and expenses	104
Independent trustees' fees and expenses	10
Registration fees	71
Audit	36
Legal	2
Miscellaneous	11
Total expenses before reductions	16,653
Expense reductions	(87)
Total expenses after reductions		16,566
Net investment income (loss)		67,044
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	322,716
Foreign currency transactions	(32)
Total net realized gain (loss)		322,684
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	137,102
Assets and liabilities in foreign currencies	(80)
Total change in net unrealized appreciation (depreciation)		137,022
Net gain (loss)		459,706
Net increase (decrease) in net assets resulting from operations		$526,750

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2022 (Unaudited)	Year ended November 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$67,044	$128,440
Net realized gain (loss)	322,684	550,613
Change in net unrealized appreciation (depreciation)	137,022	247,673
Net increase (decrease) in net assets resulting from operations	526,750	926,726
Distributions to shareholders	(571,979)	(133,355)
Share transactions - net increase (decrease)	332,427	(235,968)
Total increase (decrease) in net assets	287,198	557,403
Net Assets
Beginning of period	5,662,943	5,105,540
End of period	$5,950,141	$5,662,943

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Equity Dividend Income Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$28.54	$24.68	$26.64	$27.18	$29.62	$27.50
Income from Investment Operations
Net investment income (loss)A,B	.32	.63	.62	.65	.66	.65
Net realized and unrealized gain (loss)	2.31	3.88	(.46)	1.92	(.27)	3.20
Total from investment operations	2.63	4.51	.16	2.57	.39	3.85
Distributions from net investment income	(.29)	(.64)	(.63)	(.62)	(.66)	(.63)
Distributions from net realized gain	(2.60)	(.01)	(1.50)	(2.49)	(2.18)	(1.10)
Total distributions	(2.89)	(.65)	(2.12)C	(3.11)	(2.83)C	(1.73)
Net asset value, end of period	$28.28	$28.54	$24.68	$26.64	$27.18	$29.62
Total ReturnD,E	9.40%	18.40%	.76%	12.07%	1.28%	14.61%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.57%H	.58%	.60%	.60%	.61%	.62%
Expenses net of fee waivers, if any	.57%H	.58%	.60%	.60%	.61%	.62%
Expenses net of all reductions	.57%H	.58%	.59%	.60%	.60%	.61%
Net investment income (loss)	2.26%H	2.21%	2.72%	2.65%	2.39%	2.35%
Supplemental Data
Net assets, end of period (in millions)	$5,278	$4,903	$4,409	$4,949	$4,882	$5,351
Portfolio turnover rateI	47%H	47%	71%	52%	56%	52%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Equity Dividend Income Fund Class K

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$28.53	$24.67	$26.64	$27.18	$29.62	$27.50
Income from Investment Operations
Net investment income (loss)A,B	.33	.65	.63	.68	.69	.68
Net realized and unrealized gain (loss)	2.31	3.89	(.45)	1.91	(.27)	3.20
Total from investment operations	2.64	4.54	.18	2.59	.42	3.88
Distributions from net investment income	(.30)	(.66)	(.65)	(.64)	(.69)	(.66)
Distributions from net realized gain	(2.60)	(.01)	(1.50)	(2.49)	(2.18)	(1.10)
Total distributions	(2.90)	(.68)C	(2.15)	(3.13)	(2.86)C	(1.76)
Net asset value, end of period	$28.27	$28.53	$24.67	$26.64	$27.18	$29.62
Total ReturnD,E	9.45%	18.51%	.84%	12.18%	1.39%	14.73%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.49%H	.49%	.51%	.51%	.51%	.52%
Expenses net of fee waivers, if any	.49%H	.49%	.51%	.51%	.51%	.52%
Expenses net of all reductions	.49%H	.49%	.50%	.51%	.50%	.51%
Net investment income (loss)	2.34%H	2.30%	2.81%	2.74%	2.49%	2.45%
Supplemental Data
Net assets, end of period (in millions)	$672	$760	$696	$300	$220	$235
Portfolio turnover rateI	47%H	47%	71%	52%	56%	52%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2022
(Amounts in thousands except percentages)

1. Organization.

Fidelity Equity Dividend Income Fund (the Fund) is a fund of Fidelity Financial Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Equity Dividend Income and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$991,701
Gross unrealized depreciation	(185,440)
Net unrealized appreciation (depreciation)	$806,261
Tax cost	$5,305,923

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Equity Dividend Income Fund	1,356,498	1,547,848

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .42% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Equity Dividend Income, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Equity Dividend Income	$3,195.12
Class K	136.04
	$3,331

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Equity Dividend Income Fund	.02

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Equity Dividend Income Fund	$27

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Equity Dividend Income Fund	107,277	244,003	60,546

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Equity Dividend Income Fund	$5

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Equity Dividend Income Fund	$35	$–	$–

8. Expense Reductions.

During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $87.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2022	Year ended November 30, 2021
Fidelity Equity Dividend Income Fund
Distributions to shareholders
Equity Dividend Income	$495,053	$114,079
Class K	76,926	19,276
Total	$571,979	$133,355

10. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2022	Year ended November 30, 2021	Six months ended May 31, 2022	Year ended November 30, 2021
Fidelity Equity Dividend Income Fund
Equity Dividend Income
Shares sold	7,713	8,017	$217,431	$228,408
Reinvestment of distributions	16,631	3,879	463,166	106,698
Shares redeemed	(9,494)	(18,770)	(268,470)	(526,105)
Net increase (decrease)	14,850	(6,874)	$412,127	$(190,999)
Class K
Shares sold	4,306	7,248	$119,630	$206,266
Reinvestment of distributions	2,764	700	76,926	19,276
Shares redeemed	(9,942)	(9,531)	(276,256)	(270,511)
Net increase (decrease)	(2,872)	(1,583)	$(79,700)	$(44,969)

11. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2021 to May 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2021	Ending Account Value May 31, 2022	Expenses Paid During Period-B December 1, 2021 to May 31, 2022
Fidelity Equity Dividend Income Fund
Equity Dividend Income	.57%
Actual		$1,000.00	$1,094.00	$2.98
Hypothetical-C		$1,000.00	$1,022.09	$2.87
Class K	.49%
Actual		$1,000.00	$1,094.50	$2.56
Hypothetical-C		$1,000.00	$1,022.49	$2.47

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Equity Dividend Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (retail class); (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and classes and index funds; (vii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of the representative class, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended September 30, 2021, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Equity Dividend Income Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Equity Dividend Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2021.

The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of the representative class (retail class), the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the total expense similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the total net expense ratio of the retail class ranked below the similar sales load structure group competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2021.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees, competitor use of performance fees, and consideration of the expansion of performance fees to additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

EII-SANN-0722
1.704739.124

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Financial Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Financial Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Financial Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 21, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 21, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	July 21, 2022